Interim Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net Income	$ 179,917	$ 152,380
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	48,810	43,356
Amounts reclassified to/(from) other comprehensive income	551	(176)
Amortization of derivative assets’ premium	2,295	1,936
Amortization of deferred financing costs	2,322	2,836
Amortization of intangible liabilities - charter agreements	(3,005)	(5,045)
Fair value adjustment on derivative asset	764	1,368	$ 5,372
Stock-based compensation expense	4,460	5,179
Changes in operating assets and liabilities:
Increase in accounts receivable and other assets	(4,489)	(2,462)
Decrease/(increase) in inventories	193	(1,162)
Increase in derivative asset	(28)	0
Decrease in accounts payable and other liabilities	(139)	(5,916)
(Increase)/decrease in related parties' balances, net	(356)	745
(Decrease)/increase in deferred revenue	(14,454)	12,240
Payments for drydocking and special survey costs	(10,742)	(23,052)
Unrealized foreign exchange (gain)/loss	(4)	1
Net cash provided by operating activities	206,095	182,228
Cash flows from investing activities:
Acquisition of vessels	0	(123,300)
Cash paid for vessel expenditures	(4,703)	(4,551)
Advances for vessels acquisitions and other additions	(7,527)	(5,945)
Net proceeds from sale of vessel	(0)	5,940
Time deposits acquired	(39,000)	(4,050)
Net cash used in investing activities	(51,230)	(131,906)
Cash flows from financing activities:
Proceeds from drawdown of credit facilities	(0)	76,000
Repayment of credit facilities and sale and leaseback	(102,063)	(100,271)
Deferred financing costs paid	0	(1,140)
Cancellation of Class A common shares	(4,994)	(16,980)
Class A common shares - dividend paid	(26,469)	(26,691)
Series B Preferred Shares - dividend paid	(4,768)	(4,768)
Net cash used in financing activities	(138,294)	(73,850)
Net increase/(decrease) in cash and cash equivalents and restricted cash	16,571	(23,528)
Cash and cash equivalents and restricted cash at beginning of the period	280,713	269,930	269,930
Cash and cash equivalents and restricted cash at end of the period	297,284	246,402	$ 280,713
Supplementary Cash Flow Information:
Cash paid for interest	30,626	33,329
Cash received from interest rate caps	14,366	15,916
Non-cash financing activities:
Unrealized loss on derivative assets	$ (4,324)	$ (5,231)